REVENUE RECOGNITION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
REVENUE RECOGNITION

NOTE 4 — REVENUE RECOGNITION

Revenue streams

The Company’s revenue streams, respective performance obligations and methods of recognition are summarized below. All the Company’s revenues are sourced from the United States.

Charging revenue, retail

Retail customers have multiple options — monthly plans, pay as you go, and walk-up — for charging services with revenue recognized at a point in time for the delivered usage (electrical power delivered, minutes of charging, access and other fees). Monthly membership fees are paid and recognized on a monthly basis.

Charging revenue, OEM

The Company contracts with various automobile manufacturers (“OEMs”) to provide charging services to purchasers of their vehicles (“OEM Customers”), ranging from one to three years in duration, and are recognized ratably on a monthly basis over the life of the contract beginning in the month a vehicle is sold, leased or enrolled on the Company’s network. At the end of the contract, the OEM Customer can convert the account to a monthly subscription service or a “pay as you go” account. In addition, certain contracts provide charging credits, where the customer has a specific time frame to utilize such credits. Revenue is recognized in the month the customer uses the credits. Under other contracts, the Company provides a finite amount of charging service to each OEM Customer for which revenue is recognized at a point in time when the charging services are delivered.

Charging revenue, commercial

Commercial revenue is derived from contracts with ride-share or other fleet partners whereby their drivers utilize the Company’s network. Revenue is recognized based upon usage (electrical power delivered or minutes of charging) or amounts billed on a per charger basis for a group of chargers built for dedicated access by a single fleet or ride-share customer. The Company uses the as invoiced practical expedient as the invoicing is consistent with the services rendered on a monthly basis.

For chargers that are built for dedicated access to a single fleet or ride-share customer, the Company has determined these contracts are in the scope of ASC 840, Leases, whereby the monthly usage charges are considered contingent rentals and are recognized on a monthly basis as usage is known. The Company recognized $387,440,  $206,347 and $40,078 of income earned on contracts under the scope of ASC 840 for the three months ended March 31, 2021, the period from January 16, 2020 through March 31, 2020, and the period from January 1, 2020 through January 15, 2020, respectively.

Network revenue, OEM

Network revenue, OEM, is related to contracts that have significant charger infrastructure build programs, which represent set-up costs under ASC 606. Proceeds from these contracts are allocated to performance obligations including marketing activities, memberships, reservations and the expiration of unused charging credits. Marketing activities are recognized at a point in time as the services are performed and measurement is based on amounts spent. For memberships and reservations, revenue is recognized over time and measured based on the charging activity of subscriber members at each measurement period. Any unused charging credits are recognized as breakage using the proportional method or, for programs where there is not enough information to determine the pattern of rights exercised by the customer, the remote method.

Ancillary revenue

Ancillary revenue primarily includes: maintenance services and development, mobile applications, technical support, training and project management revenue. The Company provides maintenance services for charger sites based on contractual requirements or when maintenance services are requested. Ancillary revenue also includes a number of other revenue streams not currently significant to the overall operations such as software license agreements and branding initiatives. The Company uses the practical expedient of the right to invoice contractual rates on a monthly basis for maintenance services.

The Company’s performance obligation under development contracts is to develop and deliver a completed site with installed charging hardware. Development and project management revenue is recognized over time using an input method based on costs incurred to date to measure progress. Under this method, all costs incurred in the period that relate to a contract are charged to cost of sales and the related revenue is recognized based on the measured progress to completion. The Company recognizes estimated losses on contracts immediately upon identification of the loss.

When revenue is recognized in excess of contract billings to date, an unbilled receivable known as “costs and estimated earnings in excess of billings” is recorded. When contract billings to date exceed the revenue recognized, a liability known as “billings in excess of costs and estimated earnings” is recorded until the progression of the contract results in recognition of revenue.

Regulatory credit sales

The Company earns revenue from the sale of regulatory credits such as low carbon fuel standard credits, which are generated from the operation of charging stations. The Company’s only performance obligation is to transfer title to the credits once each transaction to sell the credits has been executed. Revenue is recognized from the sale of these credits at a point in time when title is transferred to the purchaser. The Company records the value of the credits generated from operations based on an incremental cost basis and determined this cost to be nominal.

Disaggregation of revenue

	Successor		Predecessor
	Three months ended March 31, 2021	January 16, 2020 through March 31, 2020	January 1, 2020 through January 15, 2020
Revenue:
Charging revenue, retail	$1,802,664	$1,339,464	$283,429
Charging revenue, OEM	332,338	375,331	80,399
Charging revenue, commercial	490,907	332,451	64,542
Network revenue, OEM	532,433	60,370	9,178
Ancillary revenue	403,502	218,697	99,105
Regulatory credit sales	568,651	—	990,036
Total revenue	$4,130,495	$2,326,313	$1,526,689

The table above includes OEM and Ancillary revenue earned from Nissan, which was a related party through the Merger Date, of $65,294 for the period from January 1, 2020 through January 15, 2020.

Contract balances

Differences in the timing of revenue recognition, billings and cash collections result in contract assets and contract liabilities.

Contract assets

Unbilled receivables arise when the timing of billings to customers differs from the timing of revenue recognition, such as when the Company recognizes revenue over time before a customer can be billed. Contract assets include billed and unbilled receivables and are classified as accounts receivable, net, on the condensed consolidated balance sheets.

Contract liabilities

The Company records contract liabilities when cash payments are received in advance of the Company’s performance of its obligations. Contract liabilities include deferred revenue and customer deposits, that fall under the scope of ASC 606, on the condensed consolidated balance sheets.

The following table provides information about contract assets and liabilities from contracts with customers:

	March 31,	December 31,
	2021	2020
Contract assets	$17,450	$632,095
Contract liabilities	31,733,888	12,028,182

The following table provides the activity for the contract liabilities recognized during the respective periods:

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through December 31,	through January 15,
	2021	2020	2020
Beginning balance	$12,028,182	$9,091,031	$9,137,395
Additions	21,199,952	5,825,187	65,412
Recognized in revenue	(1,389,435)	(2,285,007)	(106,113)
Marketing activities	(104,811)	(603,029)	(5,663)
Ending balance	$31,733,888	$12,028,182	$9,091,031

NOTE 4 — REVENUE RECOGNITION

A significant portion of the Company’s charging contracts have upfront payment terms or monthly payment terms. Payments for walk-up retail charging usage are collected at the point of service, except for monthly member fees and member usage fees which are billed monthly in arrears, and payments for development and project management revenue occur either on an installment basis or are received in full upon completion. Revenues for regulatory credits such as low carbon fuel standards credit sales are recognized upon delivery.

The Company recognizes revenue pursuant to ASC 606 using a five-step model: (a) identification of the contract, or contracts, with a customer; (b) identification of the performance obligations in the contract; (c) determination of the transaction price; (d) allocation of the transaction price to the performance obligations in the contract; and (e) recognition of revenue when, or as, it satisfies a performance obligation.

The transaction price for each contract is determined based on the amount the Company expects to be entitled to receive in exchange for transferring the promised products or services to the customer. Collectability of revenue is reasonably assured based on historical evidence of collectability of fees the Company charges its customers. The transaction price in the contract is allocated to each distinct performance obligation in an amount that represents the relative amount of consideration expected to be received in exchange for satisfying each performance obligation. Revenue is recognized when performance obligations are satisfied. At contract inception, the Company determines whether it satisfies the performance obligation over time or at a point in time. Revenue is recorded based on the transaction price excluding amounts collected on behalf of third parties such as sales taxes, which are collected on behalf of and remitted to governmental authorities.

The majority of the Company’s contracts with customers only contain a single performance obligation. When agreements involve multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. The Company applies significant judgment in identifying and accounting for each performance obligation, as a result of evaluating terms and conditions in contracts. The transaction price is allocated to the separate performance obligations on a relative standalone selling price (“SSP”) basis. The Company determines SSP based on observable standalone selling price when it is available, as well as other factors, including the price charged to its customers, its discounting practices and its overall pricing objectives, while maximizing observable inputs.

Areas of Judgment and Estimates

The Company exercises judgment in determining which promises in a contract constitute performance obligations rather than set-up activities. The Company determines which activities under a contract transfer a good or service to a customer rather than activities that are required to fulfill a contract but do not transfer control of a good or services to the customer. Determining whether obligations in a contract are considered distinct performance obligations that should be accounted for separately or as a single performance obligation requires significant judgment. In reaching its conclusion, the Company assesses the nature of each individual service offering and how the services are provided in the context of the contract, including whether the services are significantly integrated which may require judgment based on the facts and circumstances of the contract.

Determining the relative SSP for contracts that contain multiple performance obligations requires significant judgment to appropriately determine the suitable method for estimating the SSP. The Company determines SSP using observable pricing when available, which takes into consideration market conditions and customer specific factors. When observable pricing is not available, the Company determines SSP using estimation techniques, but maximizes the use of observable inputs in these estimation techniques.

Practical expedients and exemptions

The Company elected the practical expedient to not adjust the consideration in a contract for the effects of a significant financing component if the Company expects, at contract inception, that the period between receipt of payment and the transfer of promised goods or services will be less than one year. In many cases, the Company receives payment in advance of the transfer of promised goods or services.

For contracts in which revenue is recognized over time and the entity has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date, the Company recognizes revenue at the amount to which it has the right to invoice.

The Company does not disclose the transaction price allocated to remaining performance obligations for (i) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice, and (ii) contracts with variable consideration allocated entirely to a single performance obligation. The Company’s remaining performance obligations under these contracts include providing charging services and maintenance services which will be recognized over the next one to four years. Any element of variable consideration is due to the unknown number of users that will receive charging credits or an unknown number of sites that will receive maintenance services. The Company has determined it is not necessary to estimate variable consideration as the uncertainty resolves itself monthly in accordance with the contracts’ revenue recognition pattern.

Revenue streams

The Company’s revenue streams, respective performance obligations and methods of recognition are summarized below. All the Company’s revenues are sourced from the United States.

Charging revenue — Retail

Retail customers have multiple options — monthly plans, pay as you go, and walk-up — for charging services with revenue recognized at a point in time for the delivered usage (electrical power delivered, minutes of charging, access and other fees). Monthly membership fees are paid and recognized on a monthly basis.

Charging revenue — OEM

The Company contracts with various automobile manufacturers (“OEMs”) to provide charging services to purchasers of their vehicles (“OEM Customers”), ranging from one to three years in duration, and are recognized ratably on a monthly basis over the life of the contract beginning in the month a vehicle is sold, leased or enrolled on the Company’s network. At the end of the contract, the OEM Customer can convert the account to a monthly subscription service or a “pay as you go” account. In addition, certain contracts provide charging credits, where the customer has a specific time frame to utilize such credits. Revenue is recognized in the month the customer uses the credits. Under other contracts, the Company provides a finite amount of charging service to each OEM Customer for which revenue is recognized at a point in time when the charging services are delivered.

Charging revenue — Commercial

Commercial revenue is derived from contracts with ride-share or other fleet partners whereby their drivers utilize the Company’s network. Revenue is recognized based upon usage (electrical power delivered or minutes of charging) or amounts billed on a per charger basis for a group of chargers built for dedicated access by a single fleet or ride-share customer. The Company uses the as invoiced practical expedient as the invoicing is consistent with the services rendered on a monthly basis.

For chargers that are built for dedicated access to a single fleet or ride-share customer, the Company has determined these contracts are in the scope of ASC 840, Leases, whereby the monthly usage charges are considered contingent rentals and are recognized on a monthly basis as usage is known. The Company recognized $1,125,605,  $40,078 and $619,282 of income earned on contracts under the scope of ASC 840 for the period from January 16, 2020 through December 31, 2020, the period from January 1, 2020 through January 15, 2020 and the year ended December 31, 2019, respectively.

Non-charging revenue OEM

Non-charging revenue OEM is related to contracts that have significant charger infrastructure build programs, which represent set-up costs under ASC 606. Proceeds from these contracts are allocated to performance obligations related to marketing, memberships, reservations and unused charging credits. Marketing activities are recognized over time and measurement is based on amounts spent. For memberships and reservations, revenue is recognized over time and measured based on the charging activity of subscriber members at each measurement period. Any unused charging credits are recognized as breakage using the proportional method or, for programs where there is not enough information to determine the pattern of rights exercised by the customer, the remote method.

Ancillary revenue

Ancillary revenue primarily includes: maintenance services and development, mobile applications, technical support, training and project management revenue. The Company provides maintenance services for charger sites based on contractual requirements or when maintenance services are requested. Ancillary revenue also includes a number of other revenue streams not currently significant to the overall operations such as software license agreements and branding initiatives. The Company uses the practical expedient of the right to invoice contractual rates on a monthly basis for maintenance services.

The Company’s performance obligation under development contracts is to develop and deliver a completed site with installed charging hardware. Development and project management revenue is recognized over time using an input method based on costs incurred to date to measure progress. Under this method, all costs incurred in the period that relate to a contract are charged to cost of sales and the related revenue is recognized based on the measured progress to completion. The Company recognizes estimated losses on contracts immediately upon identification of the loss.

When revenue is recognized in excess of contract billings to date, an unbilled receivable known as “costs and estimated earnings in excess of billings” is recorded. When contract billings to date exceed the revenue recognized, a liability known as “billings in excess of costs and estimated earnings” is recorded until the progression of the contract results in recognition of revenue.

Regulatory credit sales

The Company earns revenue from the sale of regulatory credits such as low carbon fuel standard credits, which are generated from the operation of charging stations. The Company’s only performance obligation is to transfer title to the credits once each transaction to sell the credits has been executed. Revenue is recognized from the sale of these credits at a point in time when title is transferred to the purchaser. The Company records the value of the credits generated from operations based on an incremental cost basis and determined this cost to be nominal.

Disaggregation of revenue

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
Revenue:
Charging revenue – retail	$5,582,931	$283,429	$6,073,029
Charging revenue – OEM	1,312,646	80,399	3,511,402
Charging revenue – commercial	1,596,391	64,542	2,649,619
Non Charging revenue – OEM	552,210	9,178	—
Ancillary revenue	1,758,435	99,105	1,843,514
Regulatory credits	2,246,396	990,036	3,444,600
Total revenue	$13,049,009	$1,526,689	$17,522,164

The table above includes OEM, Retail, Ancillary, and, Regulatory credits revenue earned from Nissan, which was a related party through the Merger Date, of $65,294 and $2,451,803 for January 1, 2020 through January 15, 2020 and for the year ended December 31, 2019, respectively. See notes 12 and 13 for additional information on Nissan. During the period from January 16, 2020 to December 31, 2020, the period from January 1, 2020 to January 15, 2020 and the year ended December 31, 2019 the Company received approximately $797,000,  $64,000, and $1,797,000, respectively, in payments from contracts with OEMs.

Contract balances

Differences in the timing of revenue recognition, billings and cash collections result in contract assets and contract liabilities.

Contract assets

Unbilled receivables arise when the timing of billings to customers differs from the timing of revenue recognition, such as when the Company recognizes revenue over time before a customer can be billed. Contract assets include billed and unbilled receivables and are classified as Accounts receivable, net on the consolidated balance sheet.

Contract liabilities

The Company records contract liabilities when cash payments are received in advance of the Company’s performance of its obligations. Contract liabilities include Deferred revenue and Customer deposits, that fall under the scope of ASC 606, on the consolidated balance sheet, depending on whether or not the Company has commenced performance on its contract obligations.

The following table provides information about contract assets and liabilities from contracts with customers:

	December 31, 2020	December 31, 2019
Contract assets	$632,095	$278,520
Contract liabilities	12,028,182	9,137,395

The following table provides the activity for the contract liabilities recognized during the respective periods:

Contract liabilities
As at December 31, 2018	$2,894,905
Additions	9,600,725
Recognized in revenue	(3,311,314)
Marketing activities	(46,921)
As at December 31, 2019	9,137,395
Additions	65,412
Recognized in revenue	(106,113)
Marketing activities	(5,663)
As at January 15, 2020	9,091,031
Additions	5,825,187
Recognized in revenue	(2,285,007)
Marketing activities	(603,029)
As at December 31, 2020	$12,028,182
Deferred revenue, non-current	2,732,257
Deferred revenue, current	1,653,042
Customer deposits – contract liabilities	7,642,883
Customer deposits – non-contract liabilities	17,495

It is anticipated that deferred revenue as of December 31, 2020 will be recognized as follows:

For the Year Ending
2021	$1,653,042
2022	1,022,314
2023	1,013,565
2024	671,162
2025	25,216
$4,385,299